Note 30 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive income abstract
Accumulated Other Comprehensive Income Classified By Concepts Explanatory
Accumulated other comprehensive income (Millions of euros)
	Notes	2018	2017(*)	2016(*)
Items that will not be reclassified to profit or loss		(1,284)	(1,183)	(1,095)
Actuarial gains or losses on defined benefit pension plans		(1,245)	(1,183)	(1,095)
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(155)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		116
Items that may be reclassified to profit or loss		(5,932)	(5,755)	(2,527)
Hedge of net investments in foreign operations (effective portion)		(218)	1	(118)
Foreign currency translation		(6,643)	(7,297)	(3,349)
Hedging derivatives. Cash flow hedges (effective portion)		(6)	(34)	16
Financial assets available for sale	13.4		1,641	947
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	943
Non-current assets and disposal groups classified as held for sale		1	(26)	-
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		(9)	(40)	(31)
Total		(7,215)	(6,939)	(3,622)

(*) See Note 1.3.